Commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 01, 2016	Sep. 03, 2015	Aug. 28, 2014
Operating Leases, Rent Expense, Net [Abstract]
Rent expense	$ 46	$ 48	$ 57
Operating Leases, Future Minimum Payments Due [Abstract]
2017	419
2018	400
2019	127
2020	15
2021	11
2022 and thereafter	29
Total operating lease commitments	1,001
Capital Addition Purchase Commitments
Unrecorded Unconditional Purchase Obligation [Line Items]
Commitments for acquisition of property, plant, and equipment	$ 780